11. Stockholders' Equity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reverse stock split			As a result of the 2016 Reverse Split, every three shares of the Company?s issued and outstanding common stock were automatically combined and reclassified into one share of the Company's common stock.
Shares authorized	233,333,334		233,333,334	700,000,000
Proceeds from warrant exercises	$ 0	$ 110,000	$ 110,000	$ 0
Common shares outstanding	5,938,103		4,010,649	3,753,179
Preferred stock issued	3,605		4,895	5,290
Preferred stock outstanding	3,605		4,895	5,290
Beneficial conversion amount			$ 0	$ (3,783,850)
Settlement Agreement [Member]
Stock issued for services, shares			10,000
Short Term Advances [Member]
Stock issued for advances, shares issued			79,561
Accredited Investors [Member]
Stock issued in private placement, shares			1,443,362
Proceeds from sale of stock			$ 4,330,000
Stock offering costs			$ 502,218
Vendor [Member]
Stock issued for services, shares			2,500
Conversion of Preferred [Member]
Conversion of stock, shares issued			131,668
Conversion of stock, shares converted			395
Warrants Exercised [Member]
Stock issued for exercise of warrants			33,334
Proceeds from warrant exercises			$ 110,000